Presentation of the financial statements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Presentation of the financial statements

1. Presentation of the financial statements

Description of business

GSK is a major global healthcare group which is engaged in the creation and discovery, development, manufacture and marketing of pharmaceutical products, vaccines, over-the-counter (OTC) medicines and health-related consumer products. GSK’s principal pharmaceutical products include medicines in the following therapeutic areas: respiratory, HIV, immuno-inflammation, anti-virals, central nervous system, cardiovascular and urogenital, metabolic, anti-bacterials and dermatology.

Compliance with applicable law and IFRS

The financial statements have been prepared in accordance with the Companies Act 2006, Article 4 of the IAS Regulation and International Financial Reporting Standards (IFRS) and related interpretations, as adopted by the European Union.

The financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board.

Composition of financial statements

The consolidated financial statements are drawn up in Sterling, the functional currency of GlaxoSmithKline plc, and in accordance with IFRS accounting presentation. The financial statements comprise:

•	Consolidated income statement

•	Consolidated statement of comprehensive income

•	Consolidated balance sheet

•	Consolidated statement of changes in equity

•	Consolidated cash flow statement

•	Notes to the financial statements.

Composition of the Group

A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 44, ‘Principal Group companies’.

Financial period

These financial statements cover the financial year from 1 January to 31 December 2018, with comparative figures for the financial years from 1 January to 31 December 2017 and, where appropriate, from 1 January to 31 December 2016.

Accounting principles and policies

The financial statements have been prepared using the historical cost convention modified by the revaluation of certain items, as stated in the accounting policies, and on a going concern basis.

The financial statements have been prepared in accordance with the Group’s accounting policies approved by the Board and described in Note 2, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in Note 3, ‘Key accounting judgements and estimates’.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Implementation of IFRS 9 ‘Financial instruments’

The Group has applied IFRS 9 ‘Financial instruments’ with effect from 1 January 2018. IFRS 9 introduces new requirements for the classification and measurement of financial assets and financial liabilities, impairments for financial assets and general hedge accounting.

Details of these new requirements as well as their impact on the Group’s consolidated financial statements are described below. The Group has adopted IFRS 9 retrospectively but with certain permitted exceptions as detailed below.

Classification and measurement of financial assets

The date of initial application was 1 January 2018. The Group has not applied the requirements of IFRS 9 to instruments that were derecognised prior to 1 January 2018 and has not restated prior years. Any difference between the previous carrying amount and the revised carrying amount at 1 January 2018 has been recognised as an adjustment to opening retained earnings at 1 January 2018.

All financial assets that are within the scope of IFRS 9 are required to be measured at amortised cost or fair value, with movements through other comprehensive income or the income statement on the basis of GSK’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

IFRS 9 had the following impact on the Group’s assets:

•	The Group has elected to recognise movements in the fair value of equity investments in other comprehensive income under IFRS 9. Investments in equity instruments that were previously classified as available-for-sale financial assets measured at fair value have been designated as measured at fair value through other comprehensive income (FVTOCI) under IFRS 9. As a result, fair value movements are now recorded in other comprehensive income along with gains or losses on disposal of the investments.

•	The Group’s investments in limited life funds included in Other investments that were previously classified as available-for-sale financial assets under IAS 39 and measured at fair value have been classified as measured at fair value through profit or loss (FVTPL) under IFRS 9 as the contractual cash flows are not solely payments of principal and interest on the principal amount outstanding.

•	Liquid investments that were classified as available-for-sale financial assets measured at fair value under IAS 39 have been classified as measured at amortised cost under IFRS 9 as they are held within a business model, the objective of which is to collect the contractual cash flows.

•	Investments in money market funds included in Cash and cash equivalents that were classified as amortised cost financial assets under IAS 39 have been classified as FVTPL under IFRS 9 as the contractual cash flows are not solely payments of principal and interest on the principal amount outstanding.

•	The Group’s trade receivables were all classified as financial assets measured at amortised cost under IAS 39. Under IFRS 9, the business model under which each portfolio of trade receivables held has been assessed. The Group has portfolios in each of the three business models under IFRS 9: to collect the contractual cash flows (measured at amortised cost), to sell the contractual cash flows (measured at FVTPL), and both to collect and to sell the contractual cash flows (measured at FVTOCI).

•	Amounts receivable under insurance contracts included in Other non-current assets were held at FVTPL or amortised cost under IAS 39. Under IFRS 9, as the contractual cash flows are not solely payments of principal and interest on the principal amount outstanding, the amounts receivable are classified as measured at FVTPL.

There were no material changes in carrying value of financial assets as a result of these changes in measurement basis.

Impairment of financial assets

IFRS 9 requires an expected credit loss (ECL) model to be applied to financial assets rather than the incurred credit loss model required under IAS 39. The expected credit loss model requires the Group to account for expected losses as a result of credit risk on initial recognition of financial assets and to recognise changes in those expected credit losses at each reporting date.

12-month ECLs are applied to all financial assets not measured at FVTPL except for net trade receivables which are measured reflecting lifetime ECLs using the simplified approach. An additional ECL allowance of £15 million for trade receivables was recognised on transition to IFRS 9. There were no other transition adjustments arising from the change in impairment basis.

The additional ECL allowance of £15 million at 1 January 2018 has been recognised against opening retained earnings, together with a related deferred tax impact of £3 million.

General hedge accounting

The new general hedge accounting requirements retain the three types of hedge accounting which were available under IAS 39: fair value hedges, cash flow hedges and net investment hedges. However, the effectiveness testing requirements have been simplified.

The Group has applied the IFRS 9 hedge accounting requirements prospectively from the date of initial application of 1 January 2018. All existing hedging relationships are eligible, and continued to be effective, under IFRS 9.

Implementation of IFRS 15 ‘Revenue from contracts with customers’

The Group has applied IFRS 15 ‘Revenue from contracts with customers’ with effect from 1 January 2018. IFRS 15 provides a single, principles-based approach to the recognition of revenue from all contracts with customers. It focuses on the identification of performance obligations in a contract and requires revenue to be recognised when or as those performance obligations are satisfied.

GSK adopted IFRS 15 applying the modified retrospective approach. IFRS 15 did not have a material impact on the amount or timing of recognition of reported revenue. At 1 January 2018, a cumulative adjustment to decrease retained earnings of £4 million was recognised. In accordance with the requirements of IFRS 15 where the modified retrospective approach is adopted, prior year results have not been restated.

Impact of new standards on each financial statement line item

The table below shows the amount of adjustment for each financial statement line item affected by the application of IFRS 9 and IFRS 15 at 1 January 2018.

	As previously reported £m	IFRS 9 adjustments £m	IFRS 15 adjustments £m	As restated £m
Trade and other receivables	6,000	(15)	0	5,985
Liquid investments	78	1	0	79
Other payables - returns and rebates	(3,463)	0	(29)	(3,492)
Other payables - deferred income	(240)	0	27	(213)
Deferred tax assets	3,796	3	(2)	3,797

Total effect on net assets	3,489	(11)	(4)	3,474

Fair value reserve	329	(288)	0	41
Retained earnings	(6,477)	277	(4)	(6,204)

Total effect on equity	3,489	(11)	(4)	3,474

The £288 million transfer between retained earnings and the fair value reserve resulted from the reclassification of previous impairment losses on equity investments now designated as measured at FVTOCI under IFRS 9 from retained earnings to the fair value reserve.

The application of IFRS 9 and IFRS 15 has had no impact on the consolidated cash flows of the Group.

Parent company financial statements

The financial statements of the parent company, GlaxoSmithKline plc, have been prepared in accordance with UK GAAP and with UK accounting presentation. The company balance sheet is presented on page 219 and the accounting policies are given on page 220.